STOCKHOLDERS' DEFICIT- Public Warrants and Private Placement Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares	Dec. 31, 2021 shares
Public Warrants
Warrants
Warrants outstanding | shares	11,500,000	11,500,000	0
Public warrants exercisable term after the completion of a business combination	30 days	30 days
Public warrants exercisable term from the closing of the initial public offering	12 months	12 months
Warrants expire term	5 years	5 years
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants | D	20	20
Threshold consecutive trading days for redemption of public warrants | D	30	30
Threshold issue price for capital raising purposes in connection with the closing of a business combination | $ / shares	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days for calculating market value | D	20	20
Percentage of adjustment of two of redemption price of stock based on market value and newly issued price	115.00%	115.00%
Private Placement Warrants
Warrants
Warrants outstanding | shares	376,000	376,000	0